Note Discontinued Operations and restructuring plan - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended			18 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Liabilities from discontinued operations	$ 0	$ 1,815		$ 1,815
Assets from discontinued operations	0	0		0
Income Loss From Discontinued Operations Net Of Tax	1,135	1,347	$ (122,980)
Restructuring Charges	0	18,412	26,725	$ 45,100
Personnel costs	$ 487,476	477,519	418,679
Restructuring Charges Member
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Personnel costs		$ 12,900	$ 17,500